Other gains, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other gains, net
Foreign currency exchange difference, net	$ (70)
Government grants	216	$ 30	$ 27
Service income	213	122
Dividend income	536
Fair value change on financial assets at FVPL, net (Note 10)	534	7	9
Write off of other payables, net	677
Others	38	8	49
Other gains, net	$ 2,144	$ 167	$ 85